Fair value measurements - Estimated Fair Value of Financial Instruments Not Carried at Fair Value (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Level 1 [Member]
Assets:
Cash and cash equivalents	¥ 1,440	[1]	¥ 1,490	[1]
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable
Securities purchased under agreements to resell
Securities borrowed
Total Assets	1,440	[1]	1,490	[1]
Liabilities:
Short-term borrowings
Deposits received at banks
Securities sold under agreements to repurchase
Securities loaned
Long-term borrowings	113	[1]	134	[1]
Total Liabilities	113	[1]	134	[1]
Level 2 [Member]
Assets:
Cash and cash equivalents
Time deposits	225	[1]	364	[1]
Deposits with stock exchanges and other segregated cash	405	[1]	336	[1]
Loans receivable	1,120	[1]	1,068	[1]
Securities purchased under agreements to resell	8,300	[1]	9,618	[1]
Securities borrowed	8,081	[1]	7,729	[1]
Total Assets	18,131	[1]	19,115	[1]
Liabilities:
Short-term borrowings	607	[1]	599	[1]
Deposits received at banks	1,056	[1]	1,114	[1]
Securities sold under agreements to repurchase	13,873	[1]	13,938	[1]
Securities loaned	2,630	[1]	2,360	[1]
Long-term borrowings	7,838	[1]	7,674	[1]
Total Liabilities	26,004	[1]	25,685	[1]
Level 3 [Member]
Assets:
Cash and cash equivalents
Time deposits
Deposits with stock exchanges and other segregated cash
Loans receivable	238	[1]	258	[1]
Securities purchased under agreements to resell
Securities borrowed
Total Assets	238	[1]	258	[1]
Liabilities:
Short-term borrowings	2	[1]	3	[1]
Deposits received at banks	0	[1]	0	[1]
Securities sold under agreements to repurchase	5	[1]	0	[1]
Securities loaned
Long-term borrowings	439	[1]	394	[1]
Total Liabilities	446	[1]	397	[1]
Carrying value [Member]
Assets:
Cash and cash equivalents	1,440	[1]	1,490	[1]
Time deposits	225	[1]	364	[1]
Deposits with stock exchanges and other segregated cash	405	[1]	336	[1]
Loans receivable	1,357	[1],[2]	1,327	[1],[2]
Securities purchased under agreements to resell	8,300	[1]	9,618	[1]
Securities borrowed	8,081	[1]	7,729	[1]
Total Assets	19,808	[1]	20,864	[1]
Liabilities:
Short-term borrowings	609	[1]	602	[1]
Deposits received at banks	1,056	[1]	1,114	[1]
Securities sold under agreements to repurchase	13,878	[1]	13,938	[1]
Securities loaned	2,630	[1]	2,360	[1]
Long-term borrowings	8,412	[1]	8,227	[1]
Total Liabilities	26,585	[1]	26,241	[1]
Fair value [Member]
Assets:
Cash and cash equivalents	1,440	[1]	1,490	[1]
Time deposits	225	[1]	364	[1]
Deposits with stock exchanges and other segregated cash	405	[1]	336	[1]
Loans receivable	1,358	[1]	1,326	[1]
Securities purchased under agreements to resell	8,300	[1]	9,618	[1]
Securities borrowed	8,081	[1]	7,729	[1]
Total Assets	19,809	[1]	20,863	[1]
Liabilities:
Short-term borrowings	609	[1]	602	[1]
Deposits received at banks	1,056	[1]	1,114	[1]
Securities sold under agreements to repurchase	13,878	[1]	13,938	[1]
Securities loaned	2,630	[1]	2,360	[1]
Long-term borrowings	8,390	[1]	8,202	[1]
Total Liabilities	¥ 26,563	[1]	¥ 26,216	[1]

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for loan losses.